FAIR VALUE MEASUREMENTS (Tables)	6 Months Ended	9 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Schedule of gross holding gains and fair value of held-to-maturity securities

			Gross
			Holding
		Amortized	(Gain)
	Held-To-Maturity	Cost	Loss	Fair Value
December 31, 2020	U.S. Treasury Securities (Mature on 1/28/21)*	230,091,280	(7,515)	230,098,795

*    Upon maturity, the securities were reinvested into money market funds, which invest in U.S. Treasury Securities. As of June 30, 2021 none were held to maturity.

Schedule of fair value, assets measured on recurring basis

	Markets	June 30,	December 31,
Description	(level)	2021	2020
Assets:
Cash and marketable securities held in Trust Account	1	$230,146,571	$230,098,795
Liabilities:
Warrant Liability – Public Warrants	1	$22,712,500	$15,985,000
Warrant Liability – Private Placement	3	$13,259,885	$9,504,000

	Held-To-Maturity	Level	Amortized Cost	Gross Holding Gain	Fair Value
Assets:	U.S. Treasury Securities (Mature on 01/28/2021)	1	$230,091,280	$7,515	$230,098,795
Liabilities:
Warrant Liability – Public Warrants		1			$15,985,000
Warrant Liability – Private Placement Warrants		3			$9,504,000

Schedule of initial measurement of key inputs for Private Placement Warrants and Public Warrants

	June 30,	December 31,
Input:	2021	2020
Risk-free interest rate	0.87%	0.36%
Expected term (years)	5.25	5.49
Expected volatility	30.0%	22.7%
Exercise price	$11.50	$11.50
Stock Price	$9.95	$10.22

Schedule of changes in fair value of warrant liabilities

Private
Placement
Fair value as of January 1, 2021	$9,504,000
Change in fair value	3,755,885
Fair value as of June 30, 2021	$13,259,885

	Private Placement	Level	Public	Level	Warrant Liabilities
Fair value as of May 28, 2020	$—		$—		$—
Initial measurement on July 30, 2020	6,732,000	3	11,270,000	3	18,002,000
Change in fair value	2,772,000		4,715,000		7,487,000
Fair value as of December 31, 2020	$9,504,000	3	$15,985,000	1	$25,489,000

Public Warrant
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Schedule of initial measurement of key inputs for Private Placement Warrants and Public Warrants

Input	July 30, 2020
Risk-free interest rate	0.32%
Expected term (years)	5.92
Expected volatility	21.5%
Exercise price	$11.50
Fair value of Units	$10.00

Private Placement Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Schedule of initial measurement of key inputs for Private Placement Warrants and Public Warrants

Input	December 31, 2020
Risk-free interest rate	0.36%
Expected term (years)	5.49
Expected volatility	22.7%
Exercise price	$11.50
Fair value of Shares	$10.22